Stock Options and Restricted Shares (Tables)	12 Months Ended
Mar. 31, 2024
Stock Options and Restricted Shares [Abstract]
Schedule of Fair Value Options Granted	The fair value of options granted to employees and directors in fiscal year 2020 was $0.33 per stock option, which was estimated on the date of grant using the Black-Scholes Option Valuation Model:
2020
Exercise price	$1.97
Risk-free interest rate	1.66%
Expected life	2.5 years
Expected volatility	41.83%
Expected dividend yield	8%
The fair value of options granted to directors in fiscal year 2021 was $0.66 per stock option. It was estimated on the date of grant using the Black-Scholes Option Valuation Model:
2021
Exercise price	$2.42
Risk-free interest rate	0.22%
Expected life	2.5 years
Expected volatility	53.56%
Expected dividend yield	8%

Schedule of Stock Option Activity	A summary of stock option activity during the years ended March 31, 2022, 2023 and 2024 is as follows:
			Weighted
		Weighted	average
	Number of	average	remaining
	stock	exercise	contractual
	options	price	life (years)
		$

Outstanding as of April 1, 2021	365,000	1.97	3.36

Exercised	(10,000)	-	-
Cancelled	(5,000)	-	-

Outstanding as of March 31, 2022	350,000	1.97	2.36

Exercised	(50,000)	-	-
Cancelled	(75,000)	-	-

Outstanding as of March 31, 2023	225,000	1.97	1.36

Exercised	(30,000)	-	-
Cancelled	-	-	-

Outstanding as of March 31, 2024	195,000	1.97	0.36

Exercisable as of March 31, 2023	225,000	1.97	1.36

Exercisable as of March 31, 2024	195,000	1.97	0.36

Schedule of Restricted Shares Activity	A summary of restricted shares activity during the year ended March 31, 2024 is as follows:
	Number of	Weighted
	non-vested	average
	restricted	grant date
	shares	fair value
		$
Outstanding as of April 1, 2023	190,000	2.13

Granted	300,000	-
Forfeited	(15,000)	-

Outstanding as of March 31, 2024	475,000	1.95